Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Assets and Liabilities by Level Measured at Fair Value on a Recurring Basis	The following table represents the Company’s assets and liabilities by level measured at fair value on a recurring basis at December 31, 2023 and 2022.
	December 31, 2023			December 31, 2022
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Marketable securities	$—	—	—	$144,199	—	—

Schedule of Net Income (Loss) Per Share Available to Common Stockholders	The following potential common shares were excluded from the calculation of diluted net income (loss) per share available to common stockholders because their effect would have been antidilutive:
	Three Months Ended March 31,
	2024	2023
Warrants	1,705,000	1,705,000
Stock options	3,222,500	1,403,750
Convertible notes payable	70,400,000	4,400,000
Preferred stock	406,664	406,664
Total	75,734,164	7,915,414
The following potential common shares were excluded from the calculation of diluted net income (loss) per share available to common stockholders because their effect would have been antidilutive:
	Years Ended December 31,
	2023	2022
Warrants	1,705,000	1,705,000
Stock options	3,181,250	1,112,500
Convertible notes payable	4,400,000	4,400,000
Preferred stock	406,664	406,664
Total	9,692,914	7,624,164